Share Capital - Additional Information (Detail)		12 Months Ended
	Jan. 31, 2022 shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 shares	Feb. 23, 2016 $ / shares
BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares issued		3,497,366	4,400,000
Shares issued price per share | $ / shares		$ 40.51	$ 52.99
Number of shares transferred corporate structure unification	2,112,071,796	0	2,112,071,796
Number of shares issued and fully paid		5,065,820,556	5,062,323,190	2,945,851,394	2,945,851,394
BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Number of shares transferred corporate structure unification			(2,112,071,796)
Number of shares issued and fully paid				2,112,071,796	2,112,071,796
Special Voting share of no par value [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid				1
Special Voting share of US$0.50 par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares				$ 0.5
Number of shares issued and fully paid				1
DLC Dividend share [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares						$ 10
Number of shares issued and fully paid				1